Transition disclosures (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment allowance		£ 7,212.0	£ 7,522.0
Increase (decrease) in impairment allowance		£ 676.0
IFRSs 9 [member] | Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	£ 130.2
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in equity	(17.0)
Increase (decrease) in allowance account for credit losses of financial assets, equity	(2,200.0)
IFRSs 9 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Total equity excluding non-controlling interests [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in equity	(17.0)
Increase (decrease) in allowance account for credit losses of financial assets, equity	(2,200.0)
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in equity	67.0
IFRSs 15 [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Total equity excluding non-controlling interests [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Increase (decrease) in equity	£ 67.0